Consolidated Statements of Convertible Preferred Shares and Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Convertible Preferred Shares [Member]	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive (Loss) Income [Member]
Beginning balance at Mar. 31, 2014		$ 59,305
Beginning balance, Shares at Mar. 31, 2014		12,576,000
Beginning balance at Mar. 31, 2014	$ (56,750)		$ 385	$ 26,276	$ (85,617)	$ 2,206
Beginning balance, Shares at Mar. 31, 2014			32,044,000
Net (loss) income	285				285
Foreign currency translation adjustment	(3,537)					(3,537)
Issuance of ordinary shares upon exercise of share options	632		$ 10	622
Issuance of ordinary shares upon exercise of share options, Shares			868,000
Issuance of ordinary shares upon settlement of liability awards	93			93
Issuance of ordinary shares upon settlement of liability awards, Shares			16,000
Share-based compensation	5,426			5,426
Ending balance at Mar. 31, 2015		$ 59,305
Ending balance, Shares at Mar. 31, 2015		12,576,000
Ending balance at Mar. 31, 2015	(53,851)		$ 395	32,417	(85,332)	(1,331)
Ending balance, Shares at Mar. 31, 2015			32,928,000
Net (loss) income	(3,244)				(3,244)
Foreign currency translation adjustment	(1,707)					(1,707)
Issuance of ordinary shares upon exercise of share options	$ 885		$ 12	873
Issuance of ordinary shares upon exercise of share options, Shares	1,656,930		941,000
Issuance of ordinary shares upon settlement of liability awards	$ 523			523
Issuance of ordinary shares upon settlement of liability awards, Shares			50,000
Conversion of convertible preferred shares into ordinary shares	59,305	$ (59,305)	$ 151	59,154
Conversion of convertible preferred shares into ordinary shares, Shares		(12,576,000)	12,576,000
Class C ordinary shares lost upon conversion to Class A ordinary shares			(31,000)
Issuance of ordinary shares in relation to IPO, net of public offering issuance costs	68,328		$ 93	68,235
Issuance of ordinary shares in relation to IPO, net of public offering issuance costs, Shares			7,750,000
Share-based compensation	7,835			7,835
Vesting of restricted share units			3,000
Ending balance at Mar. 31, 2016	$ 78,074		$ 651	169,037	(88,576)	(3,038)
Ending balance, Shares at Mar. 31, 2016	54,216,738		54,217,000
Net (loss) income	$ (5,441)				(5,441)
Foreign currency translation adjustment	(5,247)					(5,247)
Unrealized losses on investments	(129)					(129)
Issuance of ordinary shares upon exercise of share options	4,476		$ 20	4,456
Issuance of ordinary shares upon exercise of share options, Shares			1,657,000
Share-based compensation	10,259			10,259
Vesting of restricted share units			28,000
Ending balance at Mar. 31, 2017	$ 81,992		$ 671	$ 183,752	$ (94,017)	$ (8,414)
Ending balance, Shares at Mar. 31, 2017	55,901,996		55,902,000